Other non-current non-financial liabilities (Details) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Other Noncurrent Non Financial Liabilities [Abstract]
Contract liability	₨ 5,097	₨ 3,290
6% Compulsorily convertible debentures	2,063	0
Total other non-current non-Financial liabilities	₨ 7,160	₨ 3,290